Fair Value Measurements (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of financial assets and liabilities measured at fair value on a recurring basis

			Quoted Price
			Prices in
	Carrying value at	Gross Unrealized	Active Markets
Description	June 30, 2021	Holding Gains	(Level 1)
Assets:
Cash and money market funds	$172,608,000	$—	$172,608,000
Total	$172,608,000	$—	$172,608,000

			Quoted Price
			Prices in
	Carrying value at	Gross Unrealized	Active Markets
Description	December 31, 2020	Holding Gains	(Level 1)
Assets:
U.S. government treasury bills	$172,579,000	$—	$172,579,000
Total	$172,579,000	$—	$172,579,000

	Carrying		Quoted Price
	value at	Gross	Prices in
	December 31,	Unrealized	Active Markets
Description	2020	Holding Gains	(Level 1)
Assets:
Cash and money market funds	$1,000	$—	$1,000
U.S. government treasury bills	172,578,000	—	172,578,000
Total	$172,579,000	$—	$172,579,000

Schedule of common stock warrant liability

		Private	Warrant
	Public	Placement	Liabilities
Fair value measurement on December 31, 2020	$12,851,000	$8,668,000	$21,519,000
Change in valuation inputs or other assumptions	2,070,000	1,535,000	3,605,000
Fair value as of June 30, 2021	$14,921,000	$10,203,000	$25,124,000

Evolv Technologies Holdings, Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements at June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$7,982	$—	$—	$7,982
Total assets measured at fair value	$7,982	$—	$—	$7,982
Liabilities:
Warrant liability	$—	$—	$922	$922
Derivative liability	—	—	20,206	20,206
Total liabilities measured at fair value	$—	$—	$21,128	$21,128

	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$1	$1
Derivative liability	—	—	1,000	1,000
Total liabilities measured at fair value	—	—	1,001	1,001
	$—	$—	$1,001	$1,001

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant Liability	$—	$—	$1	$1
	$—	$—	$1	$1

	Fair Value Measurements at December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant Liability	$—	$—	$1	$1
Derivative Liability	—	—	1,000	1,000
	$—	$—	$1,001	$1,001

Evolv Technologies Holdings, Inc. | Warrants to purchase common stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of common stock warrant liability	The following table provides a rollforward of the common stock warrant liability (in thousands):

Balance at December 31, 2020	$1
Change in fair value	921
Balance at June 30, 2021	$922

Evolv Technologies Holdings, Inc. | Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of common stock warrant liability

The following table provides a rollforward of the derivative liability (in thousands):

Balance at December 31, 2020	$1,000
Initial fair value of the embedded derivative	16,986
Change in fair value	2,220
Balance at June 30, 2021	$20,206